Contingencies, Commitments and Guarantees (Contingencies - Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Claims	Dec. 31, 2014 Claims	Dec. 31, 2013 Claims
Minimum
Loss Contingencies
Loss contingency, range of possible loss, portion not accrued	$ 0
Maximum
Loss Contingencies
Loss contingency, range of possible loss, portion not accrued	$ 420,000,000
Superfund Site Settlement Agreements
Loss Contingencies
Number of regulatory matters and other claims | Claims	2
Maximum estimate of costs for environmental testing	$ 100,000
Maximum estimate of aggregate costs to resolve matter	1,000,000
Superfund Site Settlement Agreements | Minimum
Loss Contingencies
Damages Sought	1,000,000
C-Mart, Inc. V. Metropolitan Life Insurance Company, Et Al | Maximum
Loss Contingencies
Loss contingency, estimate of possible loss	23,000,000
Asbestos Issue
Loss Contingencies
Loss Contingency Accrual	$ 690,000,000
Number of regulatory matters and other claims | Claims	67,787	68,460	67,983